Taxes on Income (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Provision for doubtful debts	$ 1,839	$ 1,893
Vacation pay accruals	267	151
Stock-based compensation		238
Capital loss carryforward	122	59
Net operating loss carryforwards	173
Severance pay fund	24	43
Total gross deferred tax assets	2,425	2,384
Less valuation allowance	(122)	(59)
Deferred tax assets, net	2,303	2,325
Deferred tax liabilities:
Marketable securities	(8)	(49)
Fixed assets	(2,445)	(1,855)
Customer relations	(1,310)
Foreign currency derivatives	(120)	(14)
Cash flow hedging derivatives	(55)	(73)
Goodwill	(582)	(388)
Total gross deferred tax liabilities	(4,520)	(2,379)
Net deferred tax asset (liability)	$ (2,217)	$ (54)